Trade and Other Payables (Details) - Schedule of trade and other payables - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Payables Abstract
Trade payables (content and service providers)	$ 12,311,919	$ 6,075,269
Accrued content acquisition and royalty costs	10,388,153	8,481,666
Social security and taxes payable	259,345	358,702
Withholding taxes payable	437,300	11,008
Other accrued expenses	1,767,875	657,727
Deferred purchase price	250,000
Other payables	1,107,647	307,757
Total	$ 26,522,239	$ 15,892,129